SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Buildings	$ 193,935	$ 229,616
Buildings [member]
IfrsStatementLineItems [Line Items]
Buildings	$ 193,935	$ 229,616